Real Estate Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Real Estate Investments, Net [Abstract]
Real Estate Investments
Real Estate Investments
The Company owned 458 properties, which were acquired for investment purposes, as of September 30, 2016. The following table presents the allocation of real estate assets acquired and liabilities assumed during the nine months ended September 30, 2016. There were no real estate assets acquired or liabilities assumed during the nine months ended September 30, 2015:

Nine Months Ended September 30, 2016
(Dollar amounts in thousands)
Real estate investments, at cost:
Land	$1,729
Buildings, fixtures and improvements	29,664
Total tangible assets	31,393
Acquired intangibles:
In-place leases (1)	3,162
Above-market lease assets (1)	548
Above-market ground lease liability (1)	(85)
Below-market lease liabilities (1)	(774)
Total intangible assets, net	2,851
Cash paid for acquired real estate investments	$34,244
Number of properties purchased	4

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(1)
Weighted-average remaining amortization periods for in-place leases, above-market lease assets, above-market ground lease liability and below-market lease liabilities acquired during the nine months ended September 30, 2016 were 9.5 years, 9.6 years, 48.6 years and 9.5 years, respectively, as of each property's respective acquisition date.

Total acquired intangible lease assets and liabilities consist of the following as of the dates presented:

	September 30, 2016			December 31, 2015
(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Intangible assets:
In-place leases	$305,578	$92,515	$213,063	$305,245	$68,278	$236,967
Above-market lease assets	13,690	7,410	6,280	13,783	5,555	8,228
Total acquired intangible lease assets	$319,268	$99,925	$219,343	$319,028	$73,833	$245,195
Intangible liabilities:
Above-market ground lease liability	$85	$1	$84	$—	$—	$—
Below-market lease liabilities	19,242	3,866	15,376	20,623	2,490	18,133
Total acquired intangible lease liabilities	$19,327	$3,867	$15,460	$20,623	$2,490	$18,133

The following table presents amortization expense and adjustments to revenue and property operating expense for intangible assets and liabilities for the three and nine months ended September 30, 2016 and 2015:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In thousands)	2016	2015	2016	2015
In-place leases	$8,550	$8,650	$25,841	$25,950
Total added to depreciation and amortization	$8,550	$8,650	$25,841	$25,950

Above-market leases	$(724)	$(751)	$(2,220)	$(2,254)
Below-market lease liabilities	752	335	1,713	1,005
Total added to (deducted from) rental income	$28	$(416)	$(507)	$(1,249)

Above-market ground lease liability	$—	$—	$(1)	$—
Total deducted from property operating expense	$—	$—	$(1)	$—

The following table provides the projected amortization expense and adjustments to revenue and property operating expense for intangible assets and liabilities for the next five years:

(In thousands)	October 1, 2016 to December 31, 2016	2017	2018	2019	2020
In-place leases	$8,548	$34,193	$24,207	$24,187	$22,569
Total to be added to depreciation and amortization	$8,548	$34,193	$24,207	$24,187	$22,569

Above-market leases	$(724)	$(2,895)	$(526)	$(526)	$(526)
Below-market lease liabilities	752	3,009	974	974	974
Total to be added to rental income	$28	$114	$448	$448	$448

Above-market ground lease liability	$—	$(2)	$(2)	$(2)	$(2)
Total to be deducted from property operating expense	$—	$(2)	$(2)	$(2)	$(2)

The following table presents unaudited pro forma information as if the acquisitions during the nine months ended September 30, 2016 had been consummated on January 1, 2015:

	Nine Months Ended September 30,
(In thousands, except per share data)	2016 (1)	2015
Pro forma revenues	$133,189	$132,210
Pro forma net loss	$(18,533)	$(7,240)
Basic pro forma net loss per share	$(0.28)	$(0.11)
Diluted pro forma net loss per share	$(0.28)	$(0.11)
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(1)
For the nine months ended September 30, 2016, aggregate revenues and net income derived from the Company's 2016 acquisitions (for the Company's period of ownership) were $1.7 million and $0.8 million, respectively.

The following table presents future minimum base rent payments on a cash basis due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items:

(In thousands)	Future Minimum Base Rent Payments
October 1, 2016 to December 31, 2016	$39,633
2017	160,004
2018	153,784
2019	155,875
2020	150,703
Thereafter	912,235
$1,572,234

The following table lists the tenants (including, for this purpose, all affiliates of such tenants) from which the Company derives annualized rental income on a straight-line basis constituting 10.0% or more of the Company's consolidated annualized rental income on a straight-line basis for all portfolio properties as of the dates indicated:

	September 30,
Tenant	2016	2015
SunTrust Bank	17.8%	17.9%
Sanofi US	11.4%	11.6%
C&S Wholesale Grocer	10.2%	10.4%

The termination, delinquency or non-renewal of leases by one or more of the above tenants may have a material adverse effect on revenues. No other tenant represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of September 30, 2016 and 2015.
The following table lists the states where the Company has concentrations of properties where annualized rental income on a straight-line basis represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of the dates indicated:

	September 30,
State	2016	2015
New Jersey	20.0%	20.3%
Georgia	11.0%	11.2%

The Company did not own properties in any other state that in total represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of September 30, 2016 and 2015.
Real Estate Sales
On May 12, 2016 the Company entered into a purchase and sale agreement with SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc. ("SunTrust"), for, and simultaneously closed on, the sale of eight single-tenant net lease properties operated by SunTrust for an aggregate contract price of $28.9 million, exclusive of closing costs. On September 14, 2016, the Company sold an additional single-tenant net lease property operated by SunTrust for a contract price of $0.7 million, exclusive of closing costs. The sale of these properties resulted in an impairment charge of $0.1 million for the three and nine months ended September 30, 2016 and a gain of $0.5 million for the nine months ended September 30, 2016, which is reflected within gain on sale of real estate investments on the consolidated statements of operations and comprehensive loss. No gain on sale of real estate investments was recognized during the three months ended September 30, 2016. The Company did not sell any properties during the three and nine months ended September 30, 2015.
The disposal of the properties referenced above did not represent a strategic shift that had a major effect on the Company's operations and financial results. Accordingly, the operating results of the properties sold remain classified within continuing operations for all periods presented until the date of disposal.
Leasing Activity
On May 12, 2016, the Company amended 160 of its leases for single-tenant net lease properties operated by SunTrust, which in general extended the remaining lease terms of theses leases with no modification to the contractual rent increases as set forth in these leases.

Note 3 — Real Estate Investments
The Company owned 463 properties as of December 31, 2015. The rentable square feet or annualized rental income on a straight-line basis of the four properties summarized below each represented 5.0% or more of the Company's total portfolio's rentable square feet or annualized rental income on a straight-line basis as of December 31, 2015. No other property represented 5.0% or more of the Company's total portfolio's rentable square feet or annualized rental income on a straight-line basis as of December 31, 2015 or 2014.
Home Depot - Birmingham, AL
On September 24, 2013, the Company, through an indirect wholly-owned subsidiary of the OP, closed its acquisition of Home Depot, a freestanding, single-tenant distribution facility located in Birmingham, Alabama ("Home Depot Birmingham"). The seller had no preexisting relationship with the Company. The purchase price of Home Depot Birmingham was $41.4 million, exclusive of closing costs. The acquisition of Home Depot Birmingham was funded with proceeds from the Company's IPO. The Company accounted for the purchase of Home Depot Birmingham as a business combination and incurred acquisition related costs of $0.5 million, which are reflected in the acquisition and transaction related line item of the consolidated statement of operations and comprehensive loss for the period from January 22, 2013 (date of inception) to December 31, 2013.
Home Depot - Valdosta, GA
On September 24, 2013, the Company, through an indirect wholly-owned subsidiary of the OP, closed its acquisition of Home Depot, a freestanding, single-tenant distribution facility located in Valdosta, Georgia ("Home Depot Valdosta"). The sellers had no preexisting relationship with the Company. The purchase price of Home Depot Valdosta was $37.6 million, exclusive of closing costs. The acquisition of Home Depot Valdosta was funded with proceeds from the Company's IPO. The Company accounted for the purchase of Home Depot Valdosta as a business combination and incurred acquisition related costs of $0.4 million, which are reflected in the acquisition and transaction related line item of the consolidated statement of operations and comprehensive loss for the period from January 22, 2013 (date of inception) to December 31, 2013.
C&S Wholesale Grocers - Birmingham, AL
On February 21, 2014, the Company, through an indirect wholly-owned subsidiary of the OP, closed its acquisition of C&S Wholesale Grocers, a freestanding, single-tenant distribution facility located in Birmingham, Alabama ("C&S Wholesale Grocers"). The seller had no preexisting relationship with the Company. The purchase price of C&S Wholesale Grocers was $54.4 million, exclusive of closing costs. The acquisition of C&S Wholesale Grocers was funded with proceeds from the Company's IPO and the assumption of existing mortgage debt secured by C&S Wholesale Grocers. The Company accounted for the purchase of C&S Wholesale Grocers as a business combination and incurred acquisition related costs of $0.8 million, which are reflected in the acquisition and transaction related line item of the consolidated statement of operations and comprehensive income for the year ended December 31, 2014.
Sanofi US - Bridgewater, NJ
On March 21, 2014, the Company, through an indirect wholly-owned subsidiary of the OP, closed its acquisition of Sanofi US, a freestanding, single-tenant office facility located in Bridgewater, New Jersey ("Sanofi"). The seller had no preexisting relationship with the Company. The purchase price of Sanofi was $251.1 million, exclusive of closing costs. The acquisition of Sanofi was funded with proceeds from the Company's IPO and the assumption of existing mortgage debt secured by Sanofi. The Company accounted for the purchase of Sanofi as a business combination and incurred acquisition related costs of $5.8 million, which are reflected in the acquisition and transaction related line item of the consolidated statement of operations and comprehensive income for the year ended December 31, 2014.
No properties were acquired during the year ended December 31, 2015. The following table presents the allocation of assets acquired and liabilities assumed during the year ended December 31, 2014 and the period from January 22, 2013 (date of inception) to December 31, 2013:

(Dollar amounts in thousands)	Year Ended December 31, 2014		Period from January 22, 2013 (date of inception) to December 31, 2013
Real estate investments, at cost:
Land	$210,379		$147,899
Buildings, fixtures and improvements	672,121		868,700
Total tangible assets	882,500		1,016,599
Acquired intangibles:
In-place leases	175,152		130,093
Above-market lease assets	13,403		380
Below-market lease liabilities	(19,692)		(931)
Total assets acquired, net	1,051,363		1,146,141
Mortgage notes payable assumed	(462,238)		(8,830)
Premiums on mortgage notes payable assumed	(27,862)		(334)
Real estate investments financed through accounts payable	—		(9,902)
Deposits paid in prior periods	(33,035)		—
Cash paid for acquired real estate investments, at cost	$528,228	(1)	$1,127,075
Number of properties purchased	224		239
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(1)	Excludes cash paid for real estate investments financed through accounts payable in prior periods of $9.9 million.
The following table presents future minimum base rent payments on a cash basis due to the Company over the next five years and thereafter. These amounts exclude contingent rent payments, as applicable, that may be collected from certain tenants based on provisions related to sales thresholds and increases in annual rent based on exceeding certain economic indexes among other items:

(In thousands)	Future Minimum Base Rent Payments
2016	$157,027
2017	159,426
2018	130,993
2019	132,715
2020	127,233
Thereafter	709,032
$1,416,426

The following table lists the tenants (including, for this purpose, all affiliates of such tenants) whose annualized rental income on a straight-line basis each represented 10.0% or greater of consolidated annualized rental income on a straight-line basis for all portfolio properties as of December 31, 2015 and 2014:

	December 31,
Tenant	2015	2014
SunTrust Bank	17.9%	17.9%
Sanofi US	11.6%	11.6%
C&S Wholesale Grocer	10.4%	10.4%

The termination, delinquency or non-renewal of leases by one or more of the above tenants may have a material adverse effect on revenues. No other tenant represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of December 31, 2015 and 2014.
The following table lists the states where the Company has concentrations of properties where annualized rental income on a straight-line basis each represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of December 31, 2015 and 2014:

	December 31,
State	2015	2014
New Jersey	20.3%	20.3%
Georgia	11.2%	11.2%
The Company did not own properties in any other state that in total represented 10.0% or greater of consolidated annualized rental income on a straight-line basis as of December 31, 2015 and 2014.